INCOME TAXES - Schedule of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Expenses [Line Items]
At beginning of year	$ 0	$ 0	$ 0
Additions based on tax positions related to current year	7,562	0	0
Additions based on tax positions related to prior year	50	0	0
At end of year	$ 7,612	$ 0	$ 0